STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2024
M2i Global Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ EQUITY (DEFICIT)

Note 10 — Stockholders’ Equity (Deficit)

During the fiscal year ended November 30, 2022, and through May 15, 2023, the Company was authorized to issue 75,000,000 shares of common stock with a par value of $0.001.

On May 16, 2023, the Company filed an amendment to the Articles of Incorporation with the State of Nevada to increase the total number of shares authorized to 1,000,100,000, consisting of 1,000,000,000 shares of common stock with a par value of $0.001 and 100,000 shares of Series A Super-Voting Preferred stock with a par value of $0.001. The Series A Super-Voting Preferred stock vote on the basis of 10,000 votes per share. The common stock vote on the basis of 1 vote per share.

Shares Issued for Cash

During the fiscal year ended November 30, 2025, the Company issued 102,578,206 shares of common stock for cash received of $764,582.

Shares Issued for Services

During the fiscal year ended November 30, 2025, the Company issued 28,362,328 of common stock for services rendered by consultants. The total value of these shares was $1,207,490.

During the fiscal year ended November 30, 2024, the Company issued 10,000,000 shares of common stock issued for future services valued at $1,000,000. These shares were recorded as deferred stock-based compensation and the value of the shares is being amortized over three years. The value of the deferred stock-based compensation is an offset to additional paid-in capital. During the year ended November 30, 2025, total amounts of $166,667 consulting services are recognized and deducted from deferred stock-based compensation. At the fiscal year ended November 30, 2025, the deferred stock-based compensation balance was $833,333.

Share Cancellation

During the fiscal year ended November 30, 2024, the Company accepted the resignation of the President and CEO and entered into an agreement with him. The President and CEO agreed to tender back to the Company 37,500,000 shares of Common Stock which are part of the shares issued to him in May 2023. These shares have not yet been cancelled.

Shares to be Issued

During the fiscal years ended November 30, 2025 and 2024, the Company received $5,000 and $370,400, respectively, for shares to be issued and was recorded as additional paid-in capital

Subscription Receivable

As of November 30, 2025, the Company had $53,785 recorded as subscription receivable for shares issued for which funds have not yet been received. This is accounted as an offset to additional paid-in capital.